FINANCIAL STATEMENT SCHEDULE I - Statements of Shareholders' Equity and Comprehensive Income (Loss) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 29, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		$ 3,740,756	$ 3,187,652	$ 2,523,191
Net income for the year		578,013	398,672	288,844
Change in fair value of interest rate swap agreements		0	0	6,111
Change in fair value of forward exchange rate contracts		0	99	39
Reclassification to earnings upon discontinuance of hedge accounting		0	0	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		0	(138)	0
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		4,919	3,631	3,950
Issuance of shares for conversion of shareholders' loans				115,423
Change in shareholding of the Philippines subsidiaries		338,461
ENDING BALANCE		4,924,982	3,740,756	3,187,652
Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,581	16,531	16,056
BEGINNING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Net income for the year		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Shares issued upon restricted shares vested				3
Shares purchased under trust arrangement for future vesting of restricted shares		0
Shares issued upon restricted shares vested (in shares)		0	0	310,575
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0
Shares issued for future vesting of restricted shares and exercise of share options		86	50	69
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		8,574,153	4,958,293	6,920,386
Issuance of shares for restricted shares vested		0	0	0
Issuance of shares for restricted shares vested (in shares)		0	0	0
Exercise of share options		0	0	0
Exercise of share options (in shares)		0	0	0
Issuance of shares for conversion of shareholders' loans				403
Change in shareholding of the Philippines subsidiaries		0
Issuance of shares for conversion of shareholders' loans (in shares)	40,211,930			40,211,930
ENDING BALANCE		16,667	16,581	16,531
ENDING BALANCE (in shares)		1,666,633,448	1,658,059,295	1,653,101,002
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,235,835	3,223,274	3,095,730
Net income for the year		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Shares issued upon restricted shares vested				(3)
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		(2,965)
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		(13)	(13)	(9)
Exercise of share options		4,888	3,601	3,912
Issuance of shares for conversion of shareholders' loans				115,020
Change in shareholding of the Philippines subsidiaries		227,535
ENDING BALANCE		3,479,399	3,235,835	3,223,274
Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,057)	(1,034)	(11,345)
Net income for the year		0	0	0
Change in fair value of interest rate swap agreements				6,111
Change in fair value of forward exchange rate contracts			99	39
Reclassification to earnings upon discontinuance of hedge accounting				4,310
Reclassification to earnings upon settlement of forward exchange rate contracts			(138)
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		0	0	0
Issuance of shares for conversion of shareholders' loans				0
Change in shareholding of the Philippines subsidiaries		0
ENDING BALANCE		(15,592)	(1,057)	(1,034)
(Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		134,693	(282,510)	(577,166)
Net income for the year		637,463	417,203	294,656
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		0	0	0
Issuance of shares for conversion of shareholders' loans				0
Change in shareholding of the Philippines subsidiaries		0
ENDING BALANCE		772,156	134,693	(282,510)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,385,939	2,956,155	2,523,191
Net income for the year		637,463	417,203	294,656
Foreign currency translation adjustment		(14,535)	16	(149)
Change in fair value of interest rate swap agreements		0	0	6,111
Change in fair value of forward exchange rate contracts		0	99	39
Reclassification to earnings upon discontinuance of hedge accounting		0	0	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts		0	(138)	0
Share-based compensation		14,119	8,973	8,624
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		4,919	3,631	3,950
Issuance of shares for conversion of shareholders' loans				115,423
Change in shareholding of the Philippines subsidiaries		227,535
ENDING BALANCE		4,246,670	3,385,939	2,956,155
Parent Company [Member] | Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		16,581	16,531	16,056
BEGINNING BALANCE (in shares)		1,658,059,295	1,653,101,002	1,605,658,111
Net income for the year		0	0	0
Foreign currency translation adjustment		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Share-based compensation		0	0	0
Shares issued upon restricted shares vested				3
Shares purchased under trust arrangement for future vesting of restricted shares		0
Shares issued upon restricted shares vested (in shares)				310,575
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		0
Shares issued for future vesting of restricted shares and exercise of share options		86	50	69
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		8,574,153	4,958,293	6,920,386
Issuance of shares for restricted shares vested		0	0	0
Issuance of shares for restricted shares vested (in shares)		0	0	0
Cancellation of vested restricted shares (in shares)			0
Exercise of share options		0	0	0
Exercise of share options (in shares)		0	0	0
Issuance of shares for conversion of shareholders' loans				403
Change in shareholding of the Philippines subsidiaries		0
Issuance of shares for conversion of shareholders' loans (in shares)				40,211,930
ENDING BALANCE		16,667	16,581	16,531
ENDING BALANCE (in shares)		1,666,633,448	1,658,059,295	1,653,101,002
Parent Company [Member] | Treasury Shares [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(113)	(106)	(84)
BEGINNING BALANCE (in shares)		(11,267,038)	(10,552,328)	(8,409,186)
Net income for the year		0	0	0
Foreign currency translation adjustment		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Share-based compensation		0	0	0
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		(8,770)
Shares issued upon restricted shares vested (in shares)				0
Shares purchased under trust arrangement for future vesting of restricted shares (in shares)		(1,121,838)
Transfer of shares purchased under trust arrangement for restricted shares vested		2,965
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)		378,579
Shares issued for future vesting of restricted shares and exercise of share options		(86)	(50)	(69)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(8,574,153)	(4,958,293)	(6,920,386)
Issuance of shares for restricted shares vested		13	13	9
Issuance of shares for restricted shares vested (in shares)		1,297,902	1,276,634	941,648
Cancellation of vested restricted shares (in shares)			(6)
Exercise of share options		31	30	38
Exercise of share options (in shares)		3,064,302	2,966,955	3,835,596
Issuance of shares for conversion of shareholders' loans				0
Change in shareholding of the Philippines subsidiaries		0
Issuance of shares for conversion of shareholders' loans (in shares)				0
ENDING BALANCE		(5,960)	(113)	(106)
ENDING BALANCE (in shares)		(16,222,246)	(11,267,038)	(10,552,328)
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		3,235,835	3,223,274	3,095,730
Net income for the year		0	0	0
Foreign currency translation adjustment		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Share-based compensation		14,119	8,973	8,624
Shares issued upon restricted shares vested				(3)
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		(2,965)
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		(13)	(13)	(9)
Exercise of share options		4,888	3,601	3,912
Issuance of shares for conversion of shareholders' loans				115,020
Change in shareholding of the Philippines subsidiaries		227,535
ENDING BALANCE		3,479,399	3,235,835	3,223,274
Parent Company [Member] | Accumulated Other Comprehensive Losses [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		(1,057)	(1,034)	(11,345)
Net income for the year		0	0	0
Foreign currency translation adjustment		(14,535)	16	(149)
Change in fair value of interest rate swap agreements				6,111
Change in fair value of forward exchange rate contracts			99	39
Reclassification to earnings upon discontinuance of hedge accounting				4,310
Reclassification to earnings upon settlement of forward exchange rate contracts			(138)
Share-based compensation		0	0	0
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		0	0	0
Issuance of shares for conversion of shareholders' loans				0
Change in shareholding of the Philippines subsidiaries		0
ENDING BALANCE		(15,592)	(1,057)	(1,034)
Parent Company [Member] | (Accumulated Losses) Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
BEGINNING BALANCE		134,693	(282,510)	(577,166)
Net income for the year		637,463	417,203	294,656
Foreign currency translation adjustment		0	0	0
Change in fair value of interest rate swap agreements				0
Change in fair value of forward exchange rate contracts			0	0
Reclassification to earnings upon discontinuance of hedge accounting				0
Reclassification to earnings upon settlement of forward exchange rate contracts			0
Share-based compensation		0	0	0
Shares issued upon restricted shares vested				0
Shares purchased under trust arrangement for future vesting of restricted shares		0
Transfer of shares purchased under trust arrangement for restricted shares vested		0
Shares issued for future vesting of restricted shares and exercise of share options		0	0	0
Issuance of shares for restricted shares vested		0	0	0
Exercise of share options		0	0	0
Issuance of shares for conversion of shareholders' loans				0
Change in shareholding of the Philippines subsidiaries		0
ENDING BALANCE		$ 772,156	$ 134,693	$ (282,510)